Debt - Maturities of the Principal Amount of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 24,375
2020	30,250
2021	30,250
2022	30,250
2023	997,375
Thereafter	3,606,625
Total	$ 4,719,125	$ 3,991,375